Expense Example - LVIP MFS International Equity Managed Volatility Fund	Standard Class 1 year	Standard Class 3 years	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 3 years	Service Class 5 years	Service Class 10 years
USD ($)	93	456	844	1,933	118	534	975	2,201